CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 17,484	$ 16,831
Short-term bank deposits	48,083	5,756
Prepaid expenses	837	152
Other receivables	668	141
Total current assets	67,072	22,880
NON-CURRENT ASSETS
Property and equipment, net	1,136	1,341
Right-of-use assets, net	1,415	1,355
Intangible assets, net	21,706	21,714
Total non-current assets	24,257	24,410
Total assets	91,329	47,290
CURRENT LIABILITIES
Current maturities of long-term loan	3,354	3,092
Accounts payable and accruals:
Trade	5,318	5,918
Other	1,071	1,440
Lease liabilities	174	191
Total current liabilities	9,917	10,641
NON-CURRENT LIABILITIES
Warrants	4,812	10,218
Long-term loan, net of current maturities	1,006	2,740
Lease liabilities	1,701	1,661
Total non-current liabilities	7,519	14,619
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	17,436	25,260
EQUITY
Ordinary shares	20,496	9,870
Share premium	335,887	279,241
Warrants	975	0
Capital reserve	12,972	12,322
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(295,021)	(277,987)
Total equity	73,893	22,030
Total liabilities and equity	$ 91,329	$ 47,290